ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

12. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of
	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Accrued salary	390	100
Others	1,129	1,926
	1,519	2,026

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.